Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 14,922,626	$ 9,758,959	$ 6,290,672
Net income (loss) from discontinued operations	516,999	(88,302)	(1,974,852)
Net income from continuing operations	14,405,627	9,847,261	8,265,524
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	48,293	105,276	58,867
Depreciation and amortization	5,438,305	4,406,888	3,611,510
Bad debt provisions (recovery)	(85,780)	(3,372)	154,051
Unrealized (gains) losses	(234,786)	(4,849)	34,417
Inventory reserve	(1,531)	38,716	22,818
Loss (gain) on disposal of fixed assets	328,860	(30,981)	43,172
Amortization of operating lease right-of-use assets	938,792
Changes in operating assets:
Accounts receivable	3,896,034	(5,547,070)	(2,414,707)
Advances to suppliers	(1,779,598)	(733,643)	(40,504)
Inventories	(1,481,821)	(3,805,026)	(3,408,394)
Other assets	43,820	704,459	(1,969,564)
Security deposit	(434,229)	(359,340)	(523,839)
Changes in operating liabilities:
Accounts payable	(8,784,340)	5,195,799	(2,285,276)
Accounts payable-related party	224,037	85,253
Advance from customers	(122,446)	(301,971)	(43,339)
Deferred gains	(53,740)	216,506	(583,978)
Deferred tax liability	319,483	600,646
Taxes payable	(63,816)	(40,248)	(258,589)
Operating leases payable	(1,431,507)
Accrued and other liabilities	(159,720)	(566,821)	1,270,299
Net cash provided by operating activities from continuing operations	11,009,937	9,807,483	1,932,468
Net cash provided by (used in) operating activities from discontinuing operations	(8,903)	1,770,101	542,170
Net cash provided by operating activities	11,001,034	11,577,584	2,474,638
Cash flows from investing activities
Purchase of property and equipment	(6,494,867)	(4,923,666)	(6,868,758)
Additions to construction in progress	(216,839)	(9,878,241)	(10,231,413)
Cash receipts from disposal property and equipment	6,079	272,055	13,352
Cash increase in certificates of deposit		103,967	1,479,874
Receipt of deposit and prepayments for construction and equipment purchase			1,358,566
Purchase of intangible assets	(1,530)	(6,589)	(2,602)
Cash from discontinued business	28,210	(18,684)	64,208
Net cash used in investing activities from continuing operations	(6,678,947)	(14,451,158)	(14,186,773)
Net cash provided by (used in) investing activities from discontinuing operations		5,719,074	(159,086)
Net cash used in investing activities	(6,678,947)	(8,732,084)	(14,345,859)
Cash flows from financing activities
Proceeds from short-term borrowings	35,251,206	33,213,599	31,239,350
Repayments of short-term borrowings	(36,011,645)	(39,629,404)	(20,342,692)
Proceeds from long-term borrowings	1,432,955	5,631,163	1,048,749
Repayments of long-term borrowings	(11,189)
Proceeds from bank notes payable	4,505,958	5,947,885	7,002,823
Repayments of bank notes payable	(5,562,637)	(7,309,428)	(4,871,021)
Proceeds from related party loans	86,399
Repayments of related party loans		(24,930)	(57,148)
Proceeds from other loans payable	1,723,888	5,784,874	2,906,977
Repayments of other loans payable	(2,786,323)	(4,144,246)	(2,638,787)
Net cash provided by (used in) financing activities from continuing operations	(1,371,388)	(530,487)	14,288,251
Net cash (used in) financing activities from discontinuing operations		(2,241,606)	(450,272)
Net cash provided by (used in) financing activities	(1,371,388)	(2,772,093)	13,837,979
Effect of exchange rates changes on cash and cash equivalents	(60,749)	(1,146,890)	(356,466)
Net increase (decrease) in cash and cash equivalents and restricted cash	2,889,950	(1,073,483)	1,610,292
Cash and cash equivalents and restricted cash, beginning of year	6,797,395	7,870,878	6,260,586
Cash and cash equivalents and restricted cash, end of year	9,687,345	6,797,395	7,870,878
Cash and cash equivalents and restricted cash, end of year	9,687,345	6,797,395	7,870,878
Less: restricted cash	1,102,591	2,396,993	3,767,081
Cash and cash equivalents, end of year	8,584,754	4,400,402	4,103,797
Cash paid during the year for:
Interest paid	1,680,758	1,329,377	836,401
Income tax paid	2,624,598	331,997	1,433,998
Non-cash investing activities:
Right-of-assets obtained in exchange for operating lease obligations	8,447,325
Transfer from construction in progress to fixed assets	5,610,267	9,918,862	15,545,784
Fixed assets obtained in exchange for accounts payable	1,551,975	851,966	1,162,202
Transfer from advance payments to fixed assets	$ 2,445,471	$ 170,281	$ 191,868